Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Dividends from joint ventures and associates		$ 112	$ 175	$ 118
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Issuance of core structural borrowings	[1]	346	995	983
Redemption of core structural borrowings	[1]	(2,075)	(1,250)
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year		6,127
Issuance of core structural borrowings		346	995
Redemption of core structural borrowings		(2,075)	(1,250)
Foreign exchange movement		(147)	(13)
Demerger of Jackson			(250)
Other movements		10	12
Balance at end of year		$ 4,261	6,127
Core structural borrowings of shareholder-financed businesses | Continuing and discontinued operations
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of year			$ 6,633
Balance at end of year				$ 6,633

[1]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.